Schedule of accounts receivable (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	$ 255,903	$ 189,650	$ 158,960
Less; Allowance for credit losses	142,260	105,429	97,167
Accounts receivable, net	113,643	84,221	61,793
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	22,260	16,497	22,167
Less; Allowance for credit losses	22,260	16,497	22,167
Accounts receivable, net
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	233,643	173,153	136,793
Less; Allowance for credit losses	120,000	88,932	75,000
Accounts receivable, net	$ 113,643	$ 84,221	$ 61,793